Note 13- Payroll Protection Program Loan (Details Textual) - Paycheck Protection Program Loan [Member] - USD ($)		12 Months Ended
	Apr. 25, 2020	Sep. 30, 2022
Proceeds from Issuance of Debt		$ 176,300
Debt Instrument, Term (Year)	2 years
Debt Instrument, Interest Rate, Stated Percentage		100.00%
Debt Instrument, Periodic Payment	$ 20,000
Other Nonoperating Income (Loss) Debt Forgiveness Amount		$ 178,000